Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of Cash and cash equivalents and restricted cash reported within the consolidated balance sheets
Cash and cash equivalents	$ 102,158,306	¥ 711,205,698		¥ 1,298,565,042	¥ 1,527,777,270
Restricted cash	158,005	1,100,000		4,000,000
Cash and Cash Equivalents and Restricted Cash	$ 102,316,311	¥ 712,305,698	$ 187,101,761	¥ 1,302,565,042	¥ 1,527,777,270	¥ 1,123,166,156